Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Bermuda 2.4%
Marvell Technology Group Ltd.	72,603	3,556,095
Brazil 0.9%
Boa Vista Servicos SA	225,600	466,138
Pagseguro Digital Ltd., Class A(a)	18,787	869,838
Total		1,335,976
Canada 0.5%
Shaw Communications Inc	29,200	759,335
Germany 0.3%
Vantage Towers AG(a)	12,760	359,127
Israel 0.4%
Cognyte Software Ltd.(a)	9,443	262,610
CyberArk Software Ltd.(a)	3,000	388,020
Total		650,630
Japan 0.9%
Renesas Electronics Corp.(a)	126,700	1,387,215
Netherlands 1.5%
NXP Semiconductors NV	11,100	2,234,874
Sweden 0.5%
Telefonaktiebolaget LM Ericsson, ADR	53,700	708,303
United Kingdom 0.5%
Vodafone Group PLC, ADR	39,300	724,299
United States 91.5%
Activision Blizzard, Inc.	18,887	1,756,491
Advanced Energy Industries, Inc.	21,084	2,301,740
Alphabet, Inc., Class A(a)	2,625	5,414,115
Alphabet, Inc., Class C(a)	1,327	2,745,072
Analog Devices, Inc.	11,334	1,757,677
Apple, Inc.	59,000	7,206,850
Applied Materials, Inc.	46,546	6,218,546
Arista Networks, Inc.(a)	4,224	1,275,183
Bloom Energy Corp., Class A(a)	118,720	3,211,376
Broadcom, Inc.	12,587	5,836,088
Cerence, Inc.(a)	22,334	2,000,680
Cisco Systems, Inc.	8,300	429,193
Common Stocks (continued)
Issuer	Shares	Value ($)
CommScope Holding Co., Inc.(a)	35,900	551,424
Cornerstone OnDemand, Inc.(a)	14,350	625,373
Dell Technologies, Inc.(a),(b)	20,600	1,815,890
Dropbox, Inc., Class A(a)	117,182	3,124,072
DXC Technology Co.(a)	17,000	531,420
eBay, Inc.	57,445	3,517,932
Eiger BioPharmaceuticals, Inc.(a)	66,400	587,640
F5 Networks, Inc.(a)	8,900	1,856,718
Fidelity National Information Services, Inc.	10,400	1,462,344
Fiserv, Inc.(a)	9,200	1,095,168
Fortinet, Inc.(a)	14,778	2,725,359
Genpact Ltd.	22,374	958,055
Global Payments, Inc.	3,527	710,973
GoDaddy, Inc., Class A(a)	27,808	2,158,457
HP, Inc.	74,752	2,373,376
Inphi Corp.(a)	4,571	815,512
Intel Corp.	20,722	1,326,208
Lam Research Corp.	18,920	11,261,941
Lumentum Holdings, Inc.(a)	18,075	1,651,151
Match Group, Inc.(a)	2,400	329,712
Maxim Integrated Products, Inc.	19,210	1,755,218
McAfee Corp., Class A	40,019	910,032
Micron Technology, Inc.(a)	44,963	3,966,186
Microsoft Corp.	21,200	4,998,324
NetApp, Inc.	55,500	4,033,185
NortonLifeLock, Inc.	95,645	2,033,413
Oracle Corp.	37,200	2,610,324
Palo Alto Networks, Inc.(a)	6,365	2,049,912
Plantronics, Inc.(a)	56,835	2,211,450
Qorvo, Inc.(a)	4,675	854,122
Rambus, Inc.(a)	30,400	590,976
SailPoint Technologies Holdings, Inc.(a)	9,724	492,423
Salesforce.com, Inc.(a)	6,205	1,314,653
Sciplay Corp., Class A(a)	26,578	430,032
SMART Global Holdings, Inc.(a)	20,085	924,312
Synaptics, Inc.(a)	40,949	5,545,314
Synopsys, Inc.(a)	18,934	4,691,466
Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tenable Holdings, Inc.(a)	4,245	153,605
Teradyne, Inc.	54,043	6,575,952
T-Mobile USA, Inc.(a)	1,300	162,877
Verint Systems, Inc.(a)	9,943	452,307
Visa, Inc., Class A	16,475	3,488,252
Vizio Holding Corp., Class A(a)	10,380	251,715
Western Digital Corp.	54,728	3,653,094
Xperi Holding Corp.	103,515	2,253,522
Zendesk, Inc.(a)	1,500	198,930
Total		136,233,332
Total Common Stocks (Cost $87,888,015)		147,949,186

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(c),(d)	747,805	747,730
Total Money Market Funds (Cost $747,730)		747,730
Total Investments in Securities (Cost $88,635,745)		148,696,916
Other Assets & Liabilities, Net		219,967
Net Assets		$148,916,883

At March 31, 2021, securities and/or cash totaling $467,195 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Dell Technologies, Inc.	Morgan Stanley	USD	(467,195)	(53)	105.00	7/16/2021	(11,420)	(6,334)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	1,029,028	7,567,406	(7,848,704)	—	747,730	—	310	747,805
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2021

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1QT7023_03_L01_(03/21)